Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000.00
Previously Paid Amount	48.34
Total Fee Amount	48.34
Total Offset Amount	0.00
Net Fee	$ 0.00